Exhibit 99.1

Huntington Auto Trust 2015-1

	Collection Period Beginning Date		10/1/2015
	Collection Period Ending Date		10/31/2015
	Collection Period		5
	Payment Date		11/16/2015

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	9.8%	$60,842,759.82	$23,933,548.14	$36,909,211.68
(2)	Class A-2 Notes	29.1%	$180,000,000.00	$—	$180,000,000.00
(3)	Class A-3 Notes	44.8%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	12.1%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.5%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.4%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.2%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$618,642,759.82	$23,933,548.14	$594,709,211.68
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$622,392,759.82	$23,933,548.14	$598,459,211.68
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$60,842,759.82	$18,928.86
(13)	Class A-2 Notes		0.76000%	$180,000,000.00	$114,000.00
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$618,642,759.82	$569,785.52
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,526,399.66
(21)	Principal Collections		$14,446,501.92
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$9,155,267.32
(24)	Liquidation Proceeds		$153,153.61
(25)	Recoveries		$10,040.05
(26)	Investment Earnings		$—
(27)	Total Collections		26,291,362.56
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—

(32)	Total Available Funds		$26,291,362.56

	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$518,660.63	$518,660.63	$—
(34)	Class A-1 Notes Interest		$18,928.86	$18,928.86	$—
(35)	Class A-2 Notes Interest		$114,000.00	$114,000.00	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—
(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$4,053,548.14	$4,053,548.14	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,630,000.00	$8,630,000.00	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$1,269,368.27	$1,269,368.27	$—
			$26,291,362.56	$26,291,362.56
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$4,053,548.14
(52)	Third Allocation of Principal		$8,630,000.00
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$23,933,548.14
	4. POOL INFORMATION
(56)	Pool Balance		$598,459,212
(57)	Number of Receivables Outstanding		45,660
(58)	Weighted Average Contract Rate		4.87%
(59)	Weighted Average Maturity		47.92
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		$1,875,000.00
(61)	Initial Target Over Collateral ization Amount		$5,625,000.00
(62)	Target Over Collateral ization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings

(70)	Distribute Earnings Collection Account	—
(71)	Reserve Account Draws	$—
(72)	Ending Reserve Account Balance	$1,875,000.00

	7. LOSS & DELINQUENCY REPORTING
(73)	Realized Losses for Collection Period	$178,605.73
(74)	Recoveries for Collection Period	$10,040.05
(75)	Net Losses for Collection Period	168,565.68
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods	$628,722.59
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.08383%

(79)	Receivables 31-59 Days Delinquent	$3,747,481.92	274
(80)	As % of Ending Pool Balance	0.626%
(81)	Receivables 60-89 Days Delinquent	$892,846.43	71
(82)	As % of Ending Pool Balance	0.149%
(83)	Receivables 90 - 119 Days Delinquent	$378,825.58	34
(84)	As % of Ending Pool Balance	0.063%
(85)	Receivables 120+ Days Delinquent	$88,527.28	9
(86)	As % of Ending Pool Balance	0.015%
(87)	Total Delinquencies	$5,107,681.21	388
(88)	As % of Ending Pool Balance	0.853%
(89)	Total Repossession	$344,325.23	30

Name: Kim Taylor
Title: Senior Vice President
November 10, 2015